Financial expenses and income - Summary of Analysis of Financial Income and Expenses (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about finance income expense [Line Items]
Cost of debt	€ (328)	€ (318)	€ (396)
Interest income	103	146	123
Cost of net debt	(225)	(172)	(273)
Non-operating foreign exchange gains/(losses)	(6)	1	6
Unwinding of discounting of provisions	(11)	(25)	(24)
Net interest cost related to employee benefits	(59)	(87)	(75)
Gains/(losses) on disposals of financial assets	6	0	63
Net interest expense on lease liabilities	(38)	(39)	0
Other	(4)	19	32
Net financial income/(expenses)	(337)	(303)	(271)
comprising: Financial expenses	(390)	(444)	(435)
comprising: financial income	53	141	164
Interest rate and currency derivatives used to hedge debt
Disclosure of detailed information about finance income expense [Line Items]
Gain on derivatives used to manage debt	93	187	75
Gain on derivatives used to manage cash and cash equivalents	€ 66	€ 55	€ 51